10-Q SIGNIFICANT ACCOUNTING POLICIES AND RECENT ACCOUNTING STANDARDS - Concentrations (Details) - Customer Concentration Risk - Revenue Benchmark - Active management	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Customer 1
Concentration Risk [Line Items]
Concentration risk percentage	49.00%	32.00%
Customer 2
Concentration Risk [Line Items]
Concentration risk percentage	35.00%